[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

May 9, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Investment Trust III

                                                             File Nos. 333-65269 and 811-09037

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust III (the “Registrant”), we are transmitting Post-Effective Amendment No. 28 and Amendment No. 29 to the Registration Statement on Form N-1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Nuveen Symphony Floating Rate Income Fund, a series of the Registrant, and is being filed pursuant to Rule 485(b) under the Securities Act. It is proposed that this Amendment will become immediately effective. We believe that the Amendment does not contain disclosure that would render if ineligible under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure